Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for Dr. Dayno ($)	Compensation Actually Paid to Dr. Dayno ($)(1)(2)	Summary Compensation Table Total for Mr. Jacobs	Compensation Actually Paid to Mr. Jacobs	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Net Product Revenue (in thousands)(4)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2024	7,145,170	7,678,134	—	—	3,340,360	3,986,190	93	103	145,493	714,734
2023	4,450,294	2,905,735	36,634	(5,020,055)	3,146,628	491,493	87	104	128,853	582,022
2022	—	—	514,752	2,943,454	748,069	3,061,521	149	100	181,468	437,855
2021	—	—	885,554	1,960,526	1,898,884	1,355,745	115	113	34,597	305,440
2020	—	—	3,230,374	6,392,185	2,701,663	2,288,058	98	113	(36,944)	159,742

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Jeffrey Dayno,	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2023	Jeffrey Dayno, John C. Jacobs	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2022	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks, and Andrew Serafin
2021	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks, Andrew Serafin and Susan Drexler
2020	John C. Jacobs	Jeffrey Dayno and Jeffrey Dierks

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the
2024 fiscal year, as adjusted as follows:

Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,478,488)	(2,419,606)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,128,257	2,720,442
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	(125,690)	114,595
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	8,884	230,400
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	532,964	645,831

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life equal to the lesser of the original expected life utilizing the simplified method or remaining life at each revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. We provide information regarding the assumptions used to calculate the valuation of the award in Note 15 to the consolidated financial statements included in the Annual Report on Form 10-K filed on February 25, 2025.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
(4)	Net Product Revenue is a GAAP measure reported in the Company’s consolidated statements of operations and comprehensive income (loss).

Company Selected Measure Name			Net Product Revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Jeffrey Dayno,	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2023	Jeffrey Dayno, John C. Jacobs	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2022	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks, and Andrew Serafin
2021	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks, Andrew Serafin and Susan Drexler
2020	John C. Jacobs	Jeffrey Dayno and Jeffrey Dierks

Peer Group Issuers, Footnote
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the
2024 fiscal year, as adjusted as follows:

Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,478,488)	(2,419,606)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,128,257	2,720,442
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	(125,690)	114,595
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	8,884	230,400
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	532,964	645,831

Non-PEO NEO Average Total Compensation Amount			$ 3,340,360	$ 3,146,628	$ 748,069	$ 1,898,884	$ 2,701,663
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,986,190	491,493	3,061,521	1,355,745	2,288,058
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the
2024 fiscal year, as adjusted as follows:

Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,478,488)	(2,419,606)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,128,257	2,720,442
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	(125,690)	114,595
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	8,884	230,400
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	532,964	645,831

Equity Valuation Assumption Difference, Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life equal to the lesser of the original expected life utilizing the simplified method or remaining life at each revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. We provide information regarding the assumptions used to calculate the valuation of the award in Note 15 to the consolidated financial statements included in the Annual Report on Form 10-K filed on February 25, 2025.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Net Product Revenue, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Net Product Revenue, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Net Product Revenue, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Total Shareholder Return Vs Peer Group
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Net Product Revenue, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
•	Net Product Revenue.
For additional details regarding our most important financial performance measures, please see the section entitled “Cash Incentive Compensation” in the CD&A above.

Total Shareholder Return Amount			$ 93	87	149	115	98
Peer Group Total Shareholder Return Amount			103	104	100	113	113
Net Income (Loss)			$ 145,493,000	$ 128,853,000	$ 181,468,000	$ 34,597,000	$ (36,944,000)
Company Selected Measure Amount			714,734,000	582,022,000	437,855,000	305,440,000	159,742,000
PEO Name	John C. Jacobs	Jeffrey Dayno	Jeffrey Dayno		John C. Jacobs	John C. Jacobs	John C. Jacobs
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Revenue
Jeffrey Dayno [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,145,170	$ 4,450,294	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			7,678,134	2,905,735	0	0	0
John C. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	36,634	514,752	885,554	3,230,374
PEO Actually Paid Compensation Amount			0	$ (5,020,055)	$ 2,943,454	$ 1,960,526	$ 6,392,185
PEO | Jeffrey Dayno [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			532,964
PEO | Jeffrey Dayno [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,478,488)
PEO | Jeffrey Dayno [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,128,257
PEO | Jeffrey Dayno [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(125,690)
PEO | Jeffrey Dayno [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,884
PEO | Jeffrey Dayno [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			645,831
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,419,606)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,720,442
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			114,595
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			230,400
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0